UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-10589

                          Oppenheimer Real Estate Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: April 30

            Date of reporting period: May 1, 2004 - October 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Vornado Realty Trust                                                        6.1%
--------------------------------------------------------------------------------
General Growth Properties, Inc.                                             5.9
--------------------------------------------------------------------------------
ProLogis                                                                    5.8
--------------------------------------------------------------------------------
Kimco Realty Corp.                                                          4.7
--------------------------------------------------------------------------------
Simon Property Group, Inc.                                                  4.4
--------------------------------------------------------------------------------
Mills Corp.                                                                 3.8
--------------------------------------------------------------------------------
Equity Residential                                                          3.5
--------------------------------------------------------------------------------
Host Marriott Corp.                                                         3.5
--------------------------------------------------------------------------------
Archstone-Smith Trust                                                       3.4
--------------------------------------------------------------------------------
Arden Realty, Inc.                                                          3.2

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2004, and are based on net assets. For more current Fund holdings, please visit www.oppenheimerfunds.com.

--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

   Stocks                 97.3%
   Cash equivalents        2.7

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2004, and are based on total investments.
--------------------------------------------------------------------------------


                        9 | OPPENHEIMER REAL ESTATE FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Investors should consider the Fund's investment objectives, risks, and other charges and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

Please remember this Fund has a limited operating history.

CLASS A shares of the Fund were first offered on 3/4/02. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 10/1/03. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 10/1/03. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 10/1/03. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 10/1/03. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                        10 | OPPENHEIMER REAL ESTATE FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended October 31, 2004.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                        11 | OPPENHEIMER REAL ESTATE FUND

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                              BEGINNING        ENDING           EXPENSES
                              ACCOUNT          ACCOUNT          PAID DURING
                              VALUE            VALUE            6 MONTHS ENDED
                              (5/1/04)         (10/31/04)       OCTOBER 31, 2004
--------------------------------------------------------------------------------
Class A Actual                $1,000.00        $1,244.80        $ 8.44
--------------------------------------------------------------------------------
Class A Hypothetical           1,000.00         1,017.65          7.58
--------------------------------------------------------------------------------
Class B Actual                 1,000.00         1,239.90         12.73
--------------------------------------------------------------------------------
Class B Hypothetical           1,000.00         1,013.83         11.45
--------------------------------------------------------------------------------
Class C Actual                 1,000.00         1,239.90         12.73
--------------------------------------------------------------------------------
Class C Hypothetical           1,000.00         1,013.83         11.45
--------------------------------------------------------------------------------
Class N Actual                 1,000.00         1,243.70          9.91
--------------------------------------------------------------------------------
Class N Hypothetical           1,000.00         1,016.34          8.91
--------------------------------------------------------------------------------
Class Y Actual                 1,000.00         1,247.00          6.57
--------------------------------------------------------------------------------
Class Y Hypothetical           1,000.00         1,019.30          5.90

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended October 31, 2004 are as follows:

CLASS       EXPENSE RATIOS
--------------------------
Class A         1.49%
--------------------------
Class B         2.25
--------------------------
Class C         2.25
--------------------------
Class N         1.75
--------------------------
Class Y         1.16

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                        12 | OPPENHEIMER REAL ESTATE FUND

STATEMENT OF INVESTMENTS  October 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--99.2%
--------------------------------------------------------------------------------
FINANCIALS--99.2%
--------------------------------------------------------------------------------
REAL ESTATE--99.2%
Acadia Realty Trust                                   29,800       $    458,920
--------------------------------------------------------------------------------
Archstone-Smith
Trust                                                 77,050          2,585,028
--------------------------------------------------------------------------------
Arden Realty, Inc.                                    71,775          2,446,092
--------------------------------------------------------------------------------
Avalonbay
Communities, Inc.                                     29,975          1,962,463
--------------------------------------------------------------------------------
BioMed Realty
Trust, Inc.                                          106,200          1,930,716
--------------------------------------------------------------------------------
Boston Properties, Inc.                               40,525          2,420,153
--------------------------------------------------------------------------------
Camden Property
Trust                                                 33,675          1,528,845
--------------------------------------------------------------------------------
Catellus
Development Corp.                                     34,052            982,060
--------------------------------------------------------------------------------
Cedar Shopping
Centers, Inc.                                        101,700          1,376,001
--------------------------------------------------------------------------------
CenterPoint
Properties Trust                                      23,925          1,107,728
--------------------------------------------------------------------------------
Cornerstone Realty
Income Trust, Inc.                                    26,400            259,248
--------------------------------------------------------------------------------
CRT Properties, Inc.                                  38,200            846,512
--------------------------------------------------------------------------------
Developers Diversified
Realty Corp.                                          49,700          2,077,460
--------------------------------------------------------------------------------
Equity Residential                                    80,575          2,687,176
--------------------------------------------------------------------------------
Essex Property
Trust, Inc.                                           18,425          1,445,626
--------------------------------------------------------------------------------
Extra Space
Storage, Inc.                                          3,100             42,966
--------------------------------------------------------------------------------
General Growth
Properties, Inc.                                     137,000          4,519,630
--------------------------------------------------------------------------------
Gramercy Capital
Corp. 1                                              134,000          2,184,200
--------------------------------------------------------------------------------
Host Marriott Corp. 1                                181,575          2,641,916
--------------------------------------------------------------------------------
Kilroy Realty Corp.                                   60,675          2,411,831
--------------------------------------------------------------------------------
Kimco Realty Corp.                                    65,825          3,590,754
--------------------------------------------------------------------------------
LaSalle Hotel
Properties                                            13,250            380,540
--------------------------------------------------------------------------------
Macerich Co. (The)                                    20,325          1,214,419
--------------------------------------------------------------------------------
Mack-Cali Realty
Corp.                                                 23,800          1,051,246
--------------------------------------------------------------------------------
Mid-America
Apartment
Communities, Inc.                                     18,600            731,538
--------------------------------------------------------------------------------
Mills Corp.                                           52,200          2,894,490
--------------------------------------------------------------------------------
Newcastle
Investment Corp.                                      35,775          1,095,073
--------------------------------------------------------------------------------
NorthStar Realty
Finance Corp. 1                                      250,000          2,195,000
--------------------------------------------------------------------------------
Post Properties, Inc.                                 25,400            815,086
--------------------------------------------------------------------------------
ProLogis                                             113,350          4,418,383
--------------------------------------------------------------------------------
Public Storage, Inc.                                  46,600          2,434,850
--------------------------------------------------------------------------------
Regency Centers
Corp.                                                 36,400          1,778,504
--------------------------------------------------------------------------------
Rouse Co. (The)                                       23,375          1,559,113
--------------------------------------------------------------------------------
Simon Property
Group, Inc.                                           56,900          3,318,408
--------------------------------------------------------------------------------
SL Green Realty
Corp.                                                 28,850          1,581,557
--------------------------------------------------------------------------------
Strategic Hotel
Capital, Inc.                                         71,675          1,027,820
--------------------------------------------------------------------------------
Tanger Factory
Outlet Centers, Inc.                                  24,700          1,167,075
--------------------------------------------------------------------------------
Trizec Properties, Inc.                               45,150            720,143
--------------------------------------------------------------------------------
United Dominion
Realty Trust, Inc.                                    54,800          1,155,181
--------------------------------------------------------------------------------
Ventas, Inc.                                          53,700          1,444,530
--------------------------------------------------------------------------------
Vornado Realty Trust                                  69,550          4,673,760
--------------------------------------------------------------------------------
Windrose Medical
Properties Trust                                      35,500            465,050
                                                                   -------------
                                                                     75,627,091
                                                                   -------------
Total Common Stocks
(Cost $64,497,414)                                                   75,627,091

                                                      UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
General Growth
Properties, Inc. Wts.,
Exp. 11/9/04 1
(Cost $0)                                             12,360             12,457


                        13 | OPPENHEIMER REAL ESTATE FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.8%
--------------------------------------------------------------------------------
Undivided interest of 0.36% in joint
repurchase agreement (Principal
Amount/Value $595,058,000, with
a maturity value of $595,147,755)
with UBS Warburg LLC, 1.81%,
dated 10/29/04, to be repurchased
at $2,125,321 on 11/1/04, collateralized
by Federal National Mortgage Assn.,
5.50%, 1/1/34--4/1/34, with a value
of $607,720,116
(Cost $2,125,000)                                $ 2,125,000       $  2,125,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $66,622,414)                                     102.0%      $ 77,764,548
--------------------------------------------------------------------------------
LIABILITIES
IN EXCESS OF
OTHER ASSETS                                            (2.0)        (1,491,835)
                                                 -------------------------------
NET ASSETS                                             100.0%      $ 76,272,713
                                                 ===============================

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        14 | OPPENHEIMER REAL ESTATE FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

OCTOBER 31, 2004
---------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------
Investments, at value (cost $66,622,414)--see accompanying statement of investments     $77,764,548
---------------------------------------------------------------------------------------------------
Cash                                                                                      1,163,531
---------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                            739,794
Shares of beneficial interest sold                                                          716,696
Interest and dividends                                                                      115,025
Other                                                                                           843
                                                                                        -----------
Total assets                                                                             80,500,437

---------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                     4,083,436
Shares of beneficial interest redeemed                                                       91,729
Shareholder communications                                                                   14,201
Transfer and shareholder servicing agent fees                                                10,481
Distribution and service plan fees                                                            4,475
Trustees' compensation                                                                          328
Other                                                                                        23,074
                                                                                        -----------
Total liabilities                                                                         4,227,724

---------------------------------------------------------------------------------------------------
NET ASSETS                                                                              $76,272,713
                                                                                        ===========

---------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------
Paid-in capital                                                                         $63,968,297
---------------------------------------------------------------------------------------------------
Accumulated net investment income                                                           256,939
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                905,343
---------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                               11,142,134
                                                                                        -----------
NET ASSETS                                                                              $76,272,713
                                                                                        ===========


                        15 | OPPENHEIMER REAL ESTATE FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $38,254,420 and 2,398,290 shares of beneficial interest outstanding)                   $15.95
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                               $16.92
------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $9,313,240 and 585,356 shares of beneficial interest outstanding)                      $15.91
------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $6,877,298 and 431,743 shares of beneficial interest outstanding)                      $15.93
------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $1,279,092 and 80,213 shares of beneficial interest outstanding)                       $15.95
------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based
on net assets of $20,548,663 and 1,287,910 shares of beneficial interest outstanding)     $15.96

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        16 | OPPENHEIMER REAL ESTATE FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED OCTOBER 31, 2004
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                          $  1,268,729
--------------------------------------------------------------------------------
Interest                                                                 13,388
                                                                   -------------
Total investment income                                               1,282,117

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                         271,219
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                  17,907
Class B                                                                  28,206
Class C                                                                  21,077
Class N                                                                   1,550
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                  26,146
Class B                                                                  12,618
Class C                                                                   7,743
Class N                                                                     898
Class Y                                                                   5,055
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                   6,696
Class B                                                                   7,906
Class C                                                                   4,681
Class N                                                                     618
Class Y                                                                     158
--------------------------------------------------------------------------------
Legal, auditing and other professional fees                              15,601
--------------------------------------------------------------------------------
Trustees' compensation                                                    3,566
--------------------------------------------------------------------------------
Custodian fees and expenses                                                 455
--------------------------------------------------------------------------------
Other                                                                    11,574
                                                                   -------------
Total expenses                                                          443,674
Less reduction to custodian expenses                                       (220)
Less payments and waivers of expenses                                   (29,607)
                                                                   -------------
Net expenses                                                            413,847

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   868,270

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on investments                                        612,268
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                 10,300,937

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 11,781,475
                                                                   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        17 | OPPENHEIMER REAL ESTATE FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     SIX MONTHS                 YEAR
                                                                                          ENDED                ENDED
                                                                               OCTOBER 31, 2004            APRIL 30,
                                                                                    (UNAUDITED)                 2004
---------------------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                              $    868,270         $    680,823
---------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                       612,268              752,107
---------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                10,300,937              358,581
                                                                                   ----------------------------------
Net increase in net assets resulting from operations                                 11,781,475            1,791,511

---------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                                (300,625)            (247,147)
Class B                                                                                 (47,733)             (20,280)
Class C                                                                                 (36,229)             (12,871)
Class N                                                                                  (6,668)                (898)
Class Y                                                                                (258,465)            (371,119)
---------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                                      --              (45,358)
Class B                                                                                      --               (3,868)
Class C                                                                                      --               (2,388)
Class N                                                                                      --                 (116)
Class Y                                                                                      --              (68,441)

---------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                              15,971,182            9,621,304
Class B                                                                               4,987,446            3,439,770
Class C                                                                               3,703,122            2,491,737
Class N                                                                                 881,734              285,755
Class Y                                                                                 476,045           15,846,132

---------------------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------------------
Total increase                                                                       37,151,284           32,703,723
---------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                  39,121,429            6,417,706
                                                                                   ----------------------------------
End of period (including accumulated net investment income
of $256,939 and $38,389, respectively)                                             $ 76,272,713         $ 39,121,429
                                                                                   ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        18 | OPPENHEIMER REAL ESTATE FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             SIX MONTHS                                                 YEAR
                                                                  ENDED                                                 ENDED
                                                       OCTOBER 31, 2004                                             APRIL 30,
CLASS A                                                     (UNAUDITED)              2004              2003            2002 1
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $    12.97        $    10.34        $    10.51        $    10.00
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                               .16               .26               .31               .08
Net realized and unrealized gain (loss)                            3.00              2.72              (.16)              .43
                                                             -----------------------------------------------------------------
Total from investment operations                                   3.16              2.98               .15               .51
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                               (.18)             (.29)             (.18)               --
Distributions from net realized gain                                 --              (.06)             (.14)               --
                                                             -----------------------------------------------------------------
Total dividends and/or distributions to shareholders               (.18)             (.35)             (.32)               --
------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                               $    15.95        $    12.97        $    10.34        $    10.51
                                                             =================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                                24.48%            28.72%             1.58%             5.10%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                     $   38,254        $   17,078        $    6,418        $    6,120
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                            $   25,251        $   10,345        $    6,065        $    5,662
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                              3.22%             3.37%             3.10%             5.26%
Total expenses                                                     1.51%             1.57%             2.34%             4.23%
Expenses after payments and waivers and
reduction to custodian expenses                                    1.49%             1.44%             2.09%             2.08%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                              49%              117%              300%               75%

1. For the period from March 4, 2002 (commencement of operations) to April 30, 2002.

2. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        19 | OPPENHEIMER REAL ESTATE FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                                               SIX MONTHS              PERIOD
                                                                                    ENDED               ENDED
                                                                         OCTOBER 31, 2004           APRIL 30,
CLASS B                                                                       (UNAUDITED)              2004 1
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                            $   12.94           $   12.59
--------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                                 .19                 .26
Net realized and unrealized gain                                                     2.90                 .42
                                                                                ------------------------------
Total from investment operations                                                     3.09                 .68
--------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                 (.12)               (.27)
Distributions from net realized gain                                                   --                (.06)
                                                                                ------------------------------
Total dividends and/or distributions to shareholders                                 (.12)               (.33)
--------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                                  $   15.91           $   12.94
                                                                                ==============================

--------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                                                  23.99%               5.28%
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                        $   9,313           $   3,181
--------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                               $   5,651           $   1,462
--------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                                                2.48%               2.15%
Total expenses                                                                       2.83%               2.78%
Expenses after payments and waivers and reduction to custodian expenses              2.25%               2.25%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                49%                117%

1. For the period from October 1, 2003 (inception of offering) to April 30,
2004.

2. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        20 | OPPENHEIMER REAL ESTATE FUND

                                                                                SIX MONTHS              PERIOD
                                                                                     ENDED               ENDED
                                                                          OCTOBER 31, 2004           APRIL 30,
CLASS C                                                                        (UNAUDITED)              2004 1
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                             $   12.96           $   12.59
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                                  .19                 .26
Net realized and unrealized gain                                                      2.91                 .44
                                                                                 ------------------------------
Total from investment operations                                                      3.10                 .70
---------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                  (.13)               (.27)
Distributions from net realized gain                                                    --                (.06)
                                                                                 ------------------------------
Total dividends and/or distributions to shareholders                                  (.13)               (.33)
---------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                                   $   15.93           $   12.96
                                                                                 ==============================

---------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                                                   23.99%               5.43%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                         $   6,877           $   2,317
---------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                $   4,217           $     929
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                                                 2.48%               2.12%
Total expenses                                                                        2.69%               2.78%
Expenses after payments and waivers and reduction to custodian expenses               2.25%               2.25%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                 49%                117%

1. For the period from October 1, 2003 (inception of offering) to April 30,
2004.

2. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        21 | OPPENHEIMER REAL ESTATE FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                                                SIX MONTHS              PERIOD
                                                                                     ENDED               ENDED
                                                                          OCTOBER 31, 2004           APRIL 30,
CLASS N                                                                        (UNAUDITED)              2004 1
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                             $   12.97           $   12.59
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                                  .21                 .29
Net realized and unrealized gain                                                      2.93                 .42
                                                                                 ------------------------------
Total from investment operations                                                      3.14                 .71
---------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                  (.16)               (.27)
Distributions from net realized gain                                                    --                (.06)
                                                                                 ------------------------------
Total dividends and/or distributions to shareholders                                  (.16)               (.33)
---------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                                   $   15.95           $   12.97
                                                                                 ==============================

---------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                                                   24.37%               5.56%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                         $   1,279           $     268
---------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                $     622           $      97
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                                                 2.93%               2.30%
Total expenses                                                                        2.12%               2.10%
Expenses after payments and waivers and reduction to custodian expenses               1.75%               1.75%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                 49%                117%

1. For the period from October 1, 2003 (inception of offering) to April 30,
2004.

2. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        22 | OPPENHEIMER REAL ESTATE FUND

                                                                                SIX MONTHS              PERIOD
                                                                                     ENDED               ENDED
                                                                          OCTOBER 31, 2004           APRIL 30,
CLASS Y                                                                        (UNAUDITED)              2004 1
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                             $   12.98           $   12.59
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                                  .26                 .25
Net realized and unrealized gain                                                      2.92                 .51
                                                                                 ---------------------------------
Total from investment operations                                                      3.18                 .76
------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                  (.20)               (.31)
Distributions from net realized gain                                                    --                (.06)
                                                                                 ---------------------------------
Total dividends and/or distributions to shareholders                                  (.20)               (.37)
------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                                   $   15.96           $   12.98
                                                                                 =================================

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                                                   24.70%               5.90%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                         $  20,549           $  16,278
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                $  18,409           $  16,633
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                                                 3.54%               3.12%
Total expenses                                                                        1.16%               1.23%
Expenses after payments and waivers and reduction to custodian expenses                N/A 4               N/A 4,5
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                 49%                117%

1. For the period from October 1, 2003 (inception of offering) to April 30,
2004.

2. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary reimbursement of expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        23 | OPPENHEIMER REAL ESTATE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Real Estate Fund (the Fund) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek total return through investment in real estate securities. Therefore, an investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager has entered into a sub-advisory agreement with Cornerstone Real Estate Adviser LLC, formerly Cornerstone Real Estate Advisers, Inc., an indirect, wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company, the parent company of the Manager.

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially


                        24 | OPPENHEIMER REAL ESTATE FUND
affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      In addition, distributions paid by the Fund's investments in real estate investment trusts (REITS) often include a "return of capital" which is recorded by the Fund as a reduction of the cost basis of securities held. The Internal Revenue Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of "non-cash" expenses such as property depreciation, an equity REIT's cash flows will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the distribution is deemed a return of capital, and is generally not taxable to shareholders.

      As of October 31, 2004, the Fund had no capital loss carryforward available for federal income tax purposes. During the year ended April 30, 2004, the Fund utilized $318,189 of capital loss carryforward to offset realized capital gains.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.


                        25 | OPPENHEIMER REAL ESTATE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                             SIX MONTHS ENDED OCTOBER 31, 2004         YEAR ENDED APRIL 30, 2004 1
                                     SHARES             AMOUNT           SHARES             AMOUNT
---------------------------------------------------------------------------------------------------
CLASS A
Sold                              1,273,759       $ 18,736,683          889,852       $ 12,356,969
Dividends and/or
distributions reinvested             19,397            282,312           18,678            250,667
Redeemed                           (211,778)        (3,047,813)        (212,484)        (2,986,332)
                                  -----------------------------------------------------------------
Net increase                      1,081,378       $ 15,971,182          696,046       $  9,621,304
                                  =================================================================

---------------------------------------------------------------------------------------------------
CLASS B
Sold                                393,143       $  5,760,288          309,808       $  4,302,406
Dividends and/or
distributions reinvested              2,898             42,402            1,487             19,890
Redeemed                            (56,537)          (815,244)         (65,443)          (882,526)
                                  -----------------------------------------------------------------
Net increase                        339,504       $  4,987,446          245,852       $  3,439,770
                                  =================================================================


                        26 | OPPENHEIMER REAL ESTATE FUND

                             SIX MONTHS ENDED OCTOBER 31, 2004         YEAR ENDED APRIL 30, 2004 1
                                     SHARES             AMOUNT           SHARES             AMOUNT
---------------------------------------------------------------------------------------------------
CLASS C
Sold                                299,751       $  4,352,117          189,007       $  2,628,478
Dividends and/or
distributions reinvested              2,209             32,184            1,087             14,580
Redeemed                            (49,075)          (681,179)         (11,236)          (151,321)
                                  -----------------------------------------------------------------
Net increase                        252,885       $  3,703,122          178,858       $  2,491,737
                                  =================================================================

---------------------------------------------------------------------------------------------------
CLASS N
Sold                                 60,745       $    899,386           20,729       $    287,274
Dividends and/or
distributions reinvested                412              6,030               72                988
Redeemed                             (1,575)           (23,682)            (170)            (2,507)
                                  -----------------------------------------------------------------
Net increase                         59,582       $    881,734           20,631       $    285,755
                                  =================================================================

---------------------------------------------------------------------------------------------------
CLASS Y
Sold                                 29,122       $    421,221        1,237,918       $ 15,628,437
Dividends and/or
distributions reinvested             17,935            258,448           32,877            439,531
Redeemed                            (13,571)          (203,624)         (16,371)          (221,836)
                                  -----------------------------------------------------------------
Net increase                         33,486       $    476,045        1,254,424       $ 15,846,132
                                  =================================================================

1. For the year ended April 30, 2004 for Class A shares and for the period October 1, 2003 (inception of offering) to April 30, 2004 for Class B, Class C, Class N and Class Y shares.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended October 31, 2004, were $52,633,786 and $26,315,877, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund, which provides for a fee at an annual rate of 1.00% of average daily net assets of the Fund.

--------------------------------------------------------------------------------
SUB-ADVISOR FEES. The Manager retains Cornerstone Real Estate Adviser LLC (the Sub-Advisor) to provide the day-to-day portfolio management of the Fund. The Manager pays the Sub-Advisor a monthly fee based on the fee schedule set forth in the Fund's prospectus. For the six months ended October 31, 2004, the Manager paid $97,705 to the Sub-Advisor for services to the Fund.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended October 31, 2004, the Fund paid $41,665 to OFS for services to the Fund.


                        27 | OPPENHEIMER REAL ESTATE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

4.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

      Additionally, Class Y shares are subject to minimum fees of $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at October 31, 2004 for Class B, Class C and Class N shares were $161,374, $63,402 and $14,777, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.


                        28 | OPPENHEIMER REAL ESTATE FUND

                                                  CLASS A           CLASS B           CLASS C          CLASS N
                              CLASS A          CONTINGENT        CONTINGENT        CONTINGENT       CONTINGENT
                            FRONT-END            DEFERRED          DEFERRED          DEFERRED         DEFERRED
                        SALES CHARGES       SALES CHARGES     SALES CHARGES     SALES CHARGES    SALES CHARGES
SIX MONTHS                RETAINED BY         RETAINED BY       RETAINED BY       RETAINED BY      RETAINED BY
ENDED                     DISTRIBUTOR         DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR      DISTRIBUTOR
--------------------------------------------------------------------------------------------------------------
October 31, 2004              $72,016                $ --            $9,629            $2,251              $62

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. The Manager has agreed to waive its management fees and/or reimburse expenses such that total annual operating expenses for Class A shares do not exceed 1.50% of average daily net assets. As of July 28, 2003, the management fees are waived and/or expenses are reimbursed such that total annual operating expenses for Class B and Class C shares will each not exceed 2.25% of average daily net assets, Class N shares will not exceed 1.75% of average daily net assets, and Class Y shares will not exceed 1.25% of average daily net assets. During the six months ended October 31, 2004, the Manager reimbursed the Fund $3,132, $13,244, $8,642 and $1,055 for Class A, Class B, Class C, and Class N shares, respectively. These undertakings are voluntary and may be amended or withdrawn at any time.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended October 31, 2004, OFS waived $2,955 and $579 for Class B and Class C shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. LITIGATION

Six complaints have been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, "OppenheimerFunds"), as well as 51 of the Oppenheimer funds (collectively, the "Funds") including this Fund, and nine Directors/ Trustees of certain of the Funds other than this Fund (collectively, the "Directors/Trustees"). The complaints allege that the Manager charged excessive fees for distribution and other costs, improperly used assets of the Funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the Funds, and failed to properly disclose the use of Fund assets to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. The complaints further allege that by permitting and/or participating in those actions, the Directors/Trustees breached their fiduciary duties to Fund shareholders under the Investment Company Act of 1940 and at common law. By order dated October 27, 2004, these six actions, and future related actions, were consolidated by the U.S. District Court for the Southern District of New York into a single consolidated proceeding in contemplation of the filing of a superseding consolidated and amended complaint.

      OppenheimerFunds believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them, the Funds or the Directors/Trustees and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, OppenheimerFunds, the Funds and the Directors/Trustees believe that the allegations contained in the complaints are without merit and intend to defend these lawsuits vigorously.


                        29 | OPPENHEIMER REAL ESTATE FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                        30 | OPPENHEIMER REAL ESTATE FUND

ITEM 2. CODE OF ETHICS

      Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

      Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      Not applicable to semiannual reports.

ITEM 5. NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS

      Not applicable

ITEM 7. NOT APPLICABLE

ITEM 8. NOT APPLICABLE

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      The Board is responsible for approving nominees for election as trustees. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested trustees as defined in Section 2(a)(19) of the Investment Company Act of 1940.

      The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Trustees of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM.

      Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Trustees of the named Registrant, c/o the Secretary of the Registrant.

      The Committee's process for identifying and evaluating nominees for trustees includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

ITEM 10. CONTROLS AND PROCEDURES

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of October 31, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)